Other assets (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease payments	1,953	1,274
Intangible assets	4,385	7,043
Deferred financing costs	2,205	3,813
Deferred lease inducement	1,212	0
Total other assets, noncurrent	9,755	12,130